Logan Capital Broad Innovative Growth ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Capital Goods - 10.6%
Eaton Corp. PLC	1,147	$403,079
Fastenal Co.	66,454	2,881,446
General Electric Co.	3,200	981,728
Hubbell, Inc.	1,417	691,411
Lincoln Electric Holdings, Inc.	5,544	1,471,100
Nordson Corp.	2,938	806,569
Sterling Infrastructure, Inc. (a)	3,376	1,208,304
United Rentals, Inc.	2,405	1,880,854
		10,324,491

Commercial & Professional Services - 3.6%
Cintas Corp.	10,309	1,973,039
Copart, Inc. (a)	22,444	910,778
Insperity, Inc.	4,270	182,457
Paycom Software, Inc.	2,979	401,420
		3,467,694

Consumer Discretionary Distribution & Retail - 12.6%
Amazon.com, Inc. (a)	16,672	3,989,610
Burlington Stores, Inc. (a)	5,100	1,508,886
Dick's Sporting Goods, Inc.	11,936	2,411,072
Home Depot, Inc.	1,772	663,773
Lithia Motors, Inc.	3,720	1,203,197
Pool Corp.	987	250,787
RH (a)	890	176,959
Williams-Sonoma, Inc.	9,904	2,026,853
		12,231,137

Consumer Durables & Apparel - 1.3%
Deckers Outdoor Corp. (a)	8,313	992,073
Lululemon Athletica, Inc. (a)	1,616	281,992
		1,274,065

Consumer Services - 3.0%
Marriott International, Inc. - Class A	2,768	872,750
Starbucks Corp.	10,207	938,534
Texas Roadhouse, Inc.	6,121	1,100,923
		2,912,207

Financial Services - 7.4%
American Express Co.	1,942	683,914
Coinbase Global, Inc. - Class A (a)	4,583	892,493
KKR & Co., Inc.	3,346	382,314
LPL Financial Holdings, Inc.	2,177	793,517
MasterCard, Inc. - Class A	6,936	3,737,047
OneMain Holdings, Inc.	9,951	652,189
		7,141,474

Food, Beverage & Tobacco - 1.1%
Monster Beverage Corp. (a)	13,167	1,063,367

Materials - 1.6%
Graphic Packaging Holding Co.	25,023	366,587
Sherwin-Williams Co.	3,258	1,155,417
		1,522,004

Media & Entertainment - 15.1%
Alphabet, Inc. - Class A	11,654	3,939,052
Alphabet, Inc. - Class C	8,128	2,751,572
Meta Platforms, Inc. - Class A	5,955	4,266,757
Netflix, Inc. (a)	40,246	3,360,139
Trade Desk, Inc. - Class A (a)	11,851	359,441
		14,676,961

Pharmaceuticals, Biotechnology & Life Sciences - 3.3%
Agilent Technologies, Inc.	5,084	680,493
Mettler-Toledo International, Inc. (a)	1,044	1,433,663
Waters Corp. (a)	2,821	1,045,801
		3,159,957

Semiconductors & Semiconductor Equipment - 13.7%
Broadcom, Inc.	15,084	4,997,329
KLA Corp.	4,022	5,743,175
Micron Technology, Inc.	6,205	2,574,330
		13,314,834

Software & Services - 5.6%
Accenture PLC - Class A	2,373	625,618
AppLovin Corp. - Class A (a)	9,307	4,403,235
Trimble, Inc. (a)	6,405	432,978
		5,461,831

Technology Hardware & Equipment - 16.7%
Amphenol Corp. - Class A	37,414	5,390,609
Apple, Inc.	16,179	4,198,127
Arista Networks, Inc. (a)	14,154	2,006,188
Celestica, Inc. (a)	3,050	857,020
Flex Ltd. (a)	40,376	2,545,303
Logitech International SA	6,891	591,523
Zebra Technologies Corp. - Class A (a)	2,442	573,821
		16,162,591

Transportation - 2.6%
CH Robinson Worldwide, Inc.	5,750	1,120,962
Old Dominion Freight Line, Inc.	7,873	1,363,604
		2,484,566
TOTAL COMMON STOCKS (Cost $33,060,499)		95,197,179

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.9%
Fidelity Government Portfolio - Institutional Class, 3.57% (b)	1,818,977	1,818,977
TOTAL MONEY MARKET FUNDS (Cost $1,818,977)		1,818,977

TOTAL INVESTMENTS - 100.1% (Cost $34,879,476)		97,016,156
Liabilities in Excess of Other Assets - (0.1)%		(89,633)
TOTAL NET ASSETS - 100.0%		$96,926,523

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Logan Capital Broad Innovative Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$95,197,179	$–	$–	$95,197,179
Money Market Funds	1,818,977	–	–	1,818,977
Total Investments	$97,016,156	$–	$–	$97,016,156